Operating Lease (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of Maturities of Lease Liabilities [Line Items]
Twelve months ended March 31, 2024	$ 84,011
Twelve months ended March 31, 2025 and thereafter	53,442
Total lease payments	137,453
Less: imputed interest	(9,050)
Present value of lease liabilities	$ 128,403	$ 150,139